Blackwater (Details) shares in Millions, $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($) shares
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of Blackwater stream				$ 300.0	$ 0.0
Net gain from sale				147.3	0.0
Blackwater
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interest in mining project						100.00%
Cash consideration received						$ 140.0
Consideration receivable						$ 50.0
Loss on sale					$ 30.2
Percentage of stream on gold production retained						8.00%
Blackwater | Artemis Gold Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Number of instruments or interests issued or issuable (in shares) | shares						7.4
Value of common shares						$ 34.0
Proceeds due from sale		$ 39.4	$ 50.0
Blackwater stream
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received	$ 300.0			300.0
Loss on sale				$ 147.3
Blackwater stream | Wheaton Precious Metals Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of Blackwater stream	300.0
Net gain from sale	$ 147.3